Debt (Other secured debt) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) aircraft engine
Debt Instrument [Line Items]
Collateral (Number of aircraft)	503
Skyfunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	7
Floating rate tranches | $	$ 126,617
Skyfunding I Facility Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.85%
Skyfunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	5
Fixed rate tranches | $	$ 90,140
Stated interest rate	4.56%
Camden Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	7
Fixed rate tranches | $	$ 144,894
Stated interest rate	3.90%
Aercap Partners I Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	7
Floating rate tranches | $	$ 59,851
Aercap Partners I Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.65%
Stratusfunding Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	2
Floating rate tranches | $	$ 143,482
Stratusfunding Facility Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.95%
Stratusfunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	2
Fixed rate tranches | $	$ 142,988
Stated interest rate	3.93%
Cielofunding Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	1
Floating rate tranches | $	$ 35,968
Cielofunding Facility Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.60%
Cielofunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	2
Fixed rate tranches | $	$ 56,862
Stated interest rate	3.68%
Cielofunding Ii Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	1
Floating rate tranches | $	$ 25,122
Cielofunding Ii Facility Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.10%
Cielofunding Ii Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	1
Fixed rate tranches | $	$ 26,840
Stated interest rate	3.14%
Cloudfunding Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	15
Fixed rate tranches | $	$ 200,781
Stated interest rate	4.00%
Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	32	[1]
Floating rate tranches | $	$ 855,916
Number of engines | engine	22
Secured Commercial Bank Financings Floating Rate Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate	2.10%	[1]
Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	12
Fixed rate tranches | $	$ 229,899
Stated interest rate	4.13%
Other Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft)	94
Credit facility amount outstanding | $	$ 2,139,360

[1]	22 engines are pledged as collateral in addition to the aircraft.